UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23404

North Capital Funds Trust
(Exact name of registrant as specified in charter)

623 E Fort Union Blvd
Suite 101
Salt Lake City, UT 84047
(Address of principal executive offices) (Zip code)

North Capital Funds Trust
623 E Fort Union Blvd
Suite 101
Salt Lake City, UT 84047
(Name and address of agent for service)

(888) 625-7768
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2020

Item 1. Reports to Stockholders.

2020 SEMIANNUAL REPORT

October 31, 2020

North Capital Treasury Money Market Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on the Fund's website www.northcapital.com/northcapitalfunds. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct shareholder, by calling 1-833-262-3863.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-833-262-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Fund.

North Capital Treasury Money Market Fund^
Portfolio Allocation

as of October 31, 2020

Sector	% of Net Assets
U.S. Treasury Debt	100.0%
Other Assets and Liabilities	—
100.0%

^Please see the Schedule of Investments for a detailed listing of the Fund's holdings.

North Capital Funds Trust
Expense Example (unaudited)

As a shareholder of the North Capital Treasury Money Market Fund, you incur ongoing costs including investment advisory fees and other expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.

Actual Expenses

Two lines are presented in the table below - the first line provides information about the actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" for your fund to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, as described above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Treasury Money Market Fund	Beginning Account Value (5/1/2020)	Ending Account Value (10/31/2020)	Expenses Paid During Period[1] (5/1/2020 to 10/31/2020)

Institutional Class Actual[2]	$1,000.00	$1,000.50	$0.00
Institutional Class Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00

1Expenses are equal to the fund's annualized expense ratio for the period May 1, 2020 through Ocober 31, 2020 of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

2Based on the actual return for the six-month period ended October 31, 2020 of 0.05%.

North Capital Treasury Money Market Fund
SCHEDULE OF INVESTMENTS
10/31/2020 (unaudited)

DESCRIPTION	PAR	VALUE *
U.S. Treasury Debt - 100.0%
U.S. Treasury Bills Q
0.104%, 11/10/2020	$7,000	$7,000
0.365%, 11/17/2020	1,000	1,000
0.096%, 12/08/2020	53,000	52,995
0.095%, 12/15/2020	50,000	49,994
0.104%, 12/22/2020	7,000	6,999
Total U.S. Treasury Debt
(Cost $117,988)		117,988

Total Investments - 100.0%
(Cost $117,988)		117,988
Other Assets and Liabilities, Net - (0.0)%		(449)
Total Net Assets - 100.0%		$117,539

*  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Q Rate shown is annualized yield as of October 31, 2020.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

North Capital Treasury Money Market Fund
October 31, 2020 (unaudited)
Investments in securities, at cost (note 2)	$117,988
ASSETS:
Investments, in securities, at value (note 2)	$117,988
Cash	16,422
Receivable from adviser (note 3)	16,623
Prepaid expenses and other assets	24,228
Total assets	175,261
LIABILITIES:
Fund administration and accounting fees	36,991
Transfer agent fees	11,265
Compliance fees	3,797
Trustees' fees	3,104
Accrued expenses and other liabilities	2,555
Dividends payable	10
Total liabilities	57,722
Net assets	$117,539
COMPOSITION OF NET ASSETS:

Portfolio capital	$117,539
Net assets	$117,539
Institutional Class:
Net assets	$117,539
Shares of beneficial issued outstanding[1]	117,539

Net asset value, offering price and redemption price per share	$1.00

 1 Unlimited number of shares of beneficial interest with no par value authorized.

 The accompanying notes are an integral part of the financial statements.

Statement of Operations

North Capital Treasury Money Market Fund
Six-Month Period Ended 10/31/2020 (unaudited)
INVESTMENT INCOME:
Interest income	$58
Total investment income	58
EXPENSES:
Administration and accounting fees and expenses	45,377
Registration fees	15,445
Transfer agent fees and expenses	13,126
Audit fees	5,000
Legal fees	4,924
Compliance fees	3,772
Custodian fees	3,266
Trustees' fees	3,119
Offering costs	1,914
Other expenses	1,264
Insurance expense	270
Investment advisory fees	145
Total expenses	97,622
Less: Fee waivers and expense reimbursements (note 3)	(97,622)
Total net expenses	—
Net investment income	$58

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	North Capital Treasury Money Market Fund
	Six-Month Period Ended 10/31/2020 (unaudited)	7/17/2019¹ through 4/30/2020
OPERATIONS:
Net investment income	$58	$499
Net increase in net assets resulting from operations	58	499
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(58)	(499)
Total distributions	(58)	(499)
SHAREHOLDER TRANSACTIONS*
Institutional Class:
Proceeds from sales	64,000	54,000
Shares issued as reinvestment of distributions	74	469
Cost of shares redeemed	—	(1,004)
Net increase in net assets from Institutional Class transactions	64,074	53,465
Net increase in net assets from shareholder transactions	64,074	53,465
Net increase in net assets	64,074	53,465
Net assets at beginning of the period	53,465	—
Net assets at end of the period	$117,539	$53,465

 1 Inception date.

* North Capital Treasury Money Market Fund transacts at $1.00 per share.

 The accompanying notes are an integral part of the financial statements.

North Capital Treasury Money Market Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)
	Institutional Class Six-Month Period Ended 10/31/2020[1] (unaudited)	Institutional Class For the Period July 17, 2019[2] Through April 30, 2020
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [3]	0.01
Distributions from net investment income	(0.00)[3]	(0.01)
Net asset value, end of period	$1.00	$1.00
Total return[4]	0.05%	0.94%
Net assets end of period	$117,539	$53,465
Ratio of expenses to average net assets	0.00	0.41%
Ratio of net investment income to average net assets	0.10%	1.19%
Ratio of expenses to average net assets (excluding waivers)	169.17%	423.15%
Ratio of net investment income to average net assets (excluding waivers)	(169.07%)	(421.55%)

[1]	All ratios for the period have been annualized, except total return.
[2]	Inception date.
[3]	Rounds to zero.
[4]	Total return would have been lower had certain expenses not been waived or reimbursed. Past performance is no guarantee of future results.

The accompanying notes are an integral part of the financial statements.

North Capital Funds Trust – North Capital Treasury Money Market Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (unaudited)

1.	Organization

The North Capital Treasury Money Market Fund (the “Fund”), is a series of North Capital Funds Trust, a Delaware statutory trust organized on December 10, 2018 (the “Trust”). The Fund commenced operations on July 17, 2019. The Fund offers Institutional Class Shares. The Fund operates as a “diversified” fund, as such term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The investment adviser to the Fund is North Capital, Inc. (the “Adviser”).

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. All shares of the Fund have equal voting rights and liquidation rights.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in U.S. dollars. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

(a )     Calculation of Net Asset Value Per Share

The net asset value per share (“NAV”) is calculated by dividing the Fund’s net assets (assets minus liabilities) by the number of shares outstanding.

(b)     Investment Valuation

Investments are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $1.00 per share which the Board has determined to be in the best interest of the Fund and its shareholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates and other factors on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the instrument’s value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all its portfolio securities.

GAAP requires disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and its effected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of October 31, 2020, the Fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Treasury Debt	$—	$117,988	$—	$117,988
Total Investments	$—	$117,988	$—	$117,988

Refer to the Fund’s Schedule of Investments for further security classification.

During the period from May 1, 2020 through October 31, 2020, there were no transfers between fair value levels, and the Fund’s portfolio did not hold any securities deemed to be Level 3.

(c) Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Security Transactions and Investment Income

For financial statement purposes, the Fund records security transactions on the trade date of the security purchase or sale. Interest income, including amortization, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date.

(e) Cash and Cash Equivalents

The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments of the Statement of Assets and Liabilities.

(f) Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2020, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

As of and during the period from May 1, 2020 through October 31, 2020, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files income tax returns in the U.S. federal jurisdiction and Delaware.

The Fund follows ASC Topic 740 “Income Taxes”, which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements.

(g) Distribution to Shareholders

As a government money market fund, the Fund’s distributions are expected to consist primarily of income dividends, and income dividends will be declared daily and distributed monthly.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the Fund.

The distributions paid during the six-month period ended October 31, 2020 and fiscal year ended April 30, 2020 (adjusted by dividends payable as of October 31, 2020 and April 30, 2020, respectively) were as follows:

	Six-month period ended October 31. 2020	Fiscal year ended April 30, 2020
Ordinary Income	$75	$472

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

(h) Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the Fund. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Agreements

(a)     Management Agreement, Operating Expenses Limitation Agreement and Transactions with Related Parties

Under the terms of the Management Agreement between the Trust, on behalf of the Fund, and the Adviser (the “Management Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The monthly compensation paid to the Adviser is accrued daily at an annual rate of 0.25% on the average daily net assets of the Fund.

Effective April 6, 2020, the Adviser voluntarily agreed to further waive or reimburse certain fees and expenses as needed in order to maintain a zero or positive yield for the Fund.

As of October 31, 2020, the Adviser beneficially owned 42.96% and a shareholder owned 42.56% of the outstanding shares of the Fund, respectively, and is deemed to “control” the Fund as defined in the 1940 Act.

In the interest of limiting the expenses of the Fund, the Adviser has entered into a contractual operating expense limitation agreement. Pursuant to the Operating Expenses Limitation Agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) not incurred in the ordinary course of business so that the Fund’s ratio of total annual operating expenses, expresses as a percentage of a share classes’ average daily net assets, is limited to 0.45% at least until August 31, 2021 and limited to 1.00% at least until August 31, 2030. The Adviser retains its right to receive reimbursement of any excess expense payments paid by it pursuant to the Operating Expenses Limitation Agreement for 3 years from the date on which the waiver or reimbursement occurs if such reimbursement can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. The Adviser’s right to receive such reimbursement shall survive the termination of either the Operating Expenses Limitation Agreement or the Management Agreement.

The following table shows the remaining waived expenses subject to potential recovery expiring:

April 2023	$177,109
April 2024	97,622

(b)     Administrator, Custodian and Transfer Agent

The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

4.	Organization and Offering Costs

Organization costs consist of costs incurred to establish the Fund and enable it legally to do business. The Fund expenses organization costs as incurred. Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized to expense over twelve months on a straight-line basis. These organization and offering expenses will be advanced by the Adviser and the Adviser has agreed to reimburse the Fund for these expenses, subject to potential recovery (see Note 3). Organization costs which are subject to reimbursement by the Adviser are presented in the Statement of Assets and Liabilities as a receivable from Adviser. The total amount of the organization costs and offering costs incurred by the Fund for the period from July 17, 2019 (commencement of operations) through October 31, 2020 was $19,131 and $9,101, respectively.

5.	Principal Risks

The Fund in the normal course of business make investments in financial instruments where there is risk of potential loss. There can be no assurance that the Fund will achieve its investment objective.

6.	Subsequent Events

Management has evaluated Fund related events and transactions that occurred subsequent to October 31, 2020, through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Notice to Shareholders	October 31, 2020 (unaudited)

Portfolio Holdings

The Fund’s Form N-MFP which has information about the Fund and its portfolio holdings is available without charge: (i) upon request, by calling 833-2-NCFUND or 833-262-3863; and (ii) on the SEC’s website at http://www.sec.gov.

Proxy Voting

Information regarding how the Fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30, as well as a description of the policies and procedures the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 833-2-NCFUND or 833-262-386.

Approval of the Fund’s Management Agreement

At a Board meeting held on June 11, 2020, the Board, including the Independent Trustees, discussed and approved the Management Agreement. The Board relied upon the advice of independent counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his or her conclusions with respect to the approval of the Management Agreement.

The Board was presented with relative performance, fees, expenses, asset size and other information in connection with the continuation of the Management Agreement. The Board received a memorandum from Thompson Hine outlining the legal standards applicable to the renewal and continuation of an investment advisory agreement under the 1940 Act. The Board was informed that Thompson Hine had submitted a request for information from the Adviser, on behalf of the Board, pursuant to Section 15(c) of the 1940 Act. Furthermore, the Board was provided with responsive information from the Adviser regarding the Fund prior to the Meeting being held. The Board fully reviewed the advisory agreements and materials considered relevant in connection with the renewal of the Management Agreement, as set forth below.

The Board considered the following factors (no single one of which was determinative):

1.	the nature, extent and quality of the services provided by the Adviser to the Fund,
2.	the investment performance of the Fund and the Adviser,
3.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund,
4.	the extent to which economies of scale will be realized as the Fund grows, and
5.	whether the fee levels reflect these economies of scale to the benefit of shareholders

The Board discussed the nature, extent, and quality of services provided by the Adviser. They considered the experience and professionalism of the Adviser personnel, and the Adviser’s commitment to compliance and proper administration of the Fund. They discussed the Adviser’s resources and financial condition. The Board concluded that the nature, extent and quality of the services were consistent with the requirements of the Management Agreement. The Board was presented with performance information for the Fund in comparison to its benchmark. The Board noted that the Fund’s performance was positive, and that the underperformance relative to the peer group and category was due primarily to brokerage expenses and the management fee, which it was not unexpected due to the small size of the Fund. It was the conclusion of the Board that Fund performance was acceptable. The Board considered the cost of services and profitability of the Adviser, giving consideration to the Adviser’s continued ability to provide quality investment management services to the Fund. The Board observed that while the advisory fee was higher than the average of the peer group and category, it was within the range of fees of each, and not unreasonable based on these comparisons. The Board discussed the total revenues received from the Fund and the Adviser’s profitability with respect to the Fund. The Board noted that the Adviser had waived all of its fees pursuant to the expense limitation agreement and therefore it earned no profits from its relationship with the Fund.

No single factor was determinative of the Board’s decision to approve the renewal of the Management Agreement; rather, the Board based its determination on the total mix of information available. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the renewal of the Management Agreement was in the best interests of the Fund and its shareholders.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing of this report, based on their evaluation of the Registrant’s disclosure controls and procedures.

(b)
There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) There was no change in registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Capital Funds Trust
Registrant

By  /s/ James P. Dowd
     James P. Dowd, President of the Trust

Date         1/5/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ James P. Dowd
     James P. Dowd, President of the Trust

Date     1/5/2021

By  /s/ Christopher Kellett
  Christopher Kellett, Treasurer of the Trust

Date       1/5/2021